10-Q Summary of Significant Accounting Policies - Schedule of Anti-Dilutive Securities (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average diluted shares (in shares)	2,942,378,422	2,675,008,958	2,567,973,230
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average diluted shares (in shares)	127,414,568	175,383,887	136,293,365
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average diluted shares (in shares)	238,920,875
Pre-2023 Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average diluted shares (in shares)	2,576,042,979	2,180,734,856	2,099,942,360